INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the period	$ 15,765
Ending Balance	14,692	$ 15,765
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the period	19,935	17,739
Additions through business combinations	0	2,941
Additions, net of disposals	132	287
Assets reclassified as held for sale	0	(1,738)
Assets held by subsidiaries disposed during the period	(912)	(310)
Non-cash additions	153	50
Foreign currency translation	55	966
Ending Balance	$ 19,363	$ 19,935